PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of Property and Equipment
	September 30,	December 31,
	2023	2022
Production equipment	$5,724,422	$3,837,236
Leasehold improvements	12,431	12,431
Kiosks	3,631,279	3,631,279
	9,368,132	7,480,946
Accumulated depreciation	(374,529)	(260,381)
Total property and equipment	$8,993,603	$7,220,565

	December 31,	December 31,
	2022	2021

Production equipment	$3,837,236	$1,461,586
Leasehold improvements	12,431	12,431
Kiosks plus improvements	3,631,279	3,686,107
Less accumulated depreciation	(260,381)	(161,353)
Total property and equipment	$7,220,565	$4,998,771